Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Other assets
Non-trading debt securities	¥ 1,023,746,000,000		¥ 920,611,000,000
Other	784,174,000,000		602,159,000,000
Liabilities:
Short-term borrowings	49,279,000,000		77,036,000,000
Long-term borrowings	1,984,986,000,000		1,664,536,000,000
Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Dividend yield	0.00%	[1]	0.00%	[1]
Volatilities	6.90%	[1]	5.70%	[1]
Correlations	(0.96)	[1]	(0.77)	[1]
Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Dividend yield	8.20%	[1]	11.00%	[1]
Volatilities	59.90%	[1]	92.40%	[1]
Correlations	0.95	[1]	0.99	[1]
Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Dividend yield
Volatilities
Correlations
Interest rate contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	10.60%	[1]	13.50%	[1]
Correlations	(0.45)	[1]	(0.70)	[1]
Interest rate contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	23.50%	[1]	118.10%	[1]
Correlations	0.99	[1]	0.99	[1]
Interest rate contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Forward FX rates			62.9	[1]
Interest rates	0.70%	[1]	0.60%	[1]
Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Forward FX rates			121.7	[1]
Interest rates	5.20%	[1]	4.20%	[1]
Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Forward FX rates
Interest rates
Credit contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	1.00%	[1]	10.00%	[1]
Correlations	0.26	[1]	0.33	[1]
Credit contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	70.00%	[1]	70.00%	[1]
Correlations	0.95	[1]	0.90	[1]
Credit contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[1]	0.00%	[1]
Recovery rates	20.00%	[1]	15.00%	[1]
Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	20.90%	[1]	7.50%	[1]
Recovery rates	90.00%	[1]	40.00%	[1]
Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads
Recovery rates
Foreign exchange contracts [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Forward FX rates			2.7	[1]
Foreign exchange contracts [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Forward FX rates			12,484.0	[1]
Foreign exchange contracts [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Forward FX rates
Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	11.20%	[1]	1.40%	[1]
Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	19.10%	[1]	20.70%	[1]
Foreign exchange contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Equities [Member] | DCF [Member]
Significant unobservable inputs
Yields			7.60%	[1]
Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity discounts	11.00%	[1]	25.00%	[1]
Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity discounts	50.00%	[1]	38.00%	[1]
Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields			7.60%	[2]
Liquidity discounts	18.10%	[2]	35.40%	[2]
Equities [Member] | DCM [Member] | Minimum [Member]
Significant unobservable inputs
Capitalization rates	6.80%	[1]	5.20%	[1]
Equities [Member] | DCM [Member] | Maximum [Member]
Significant unobservable inputs
Capitalization rates	6.90%	[1]	6.70%	[1]
Equities [Member] | DCM [Member] | Weighted average [Member]
Significant unobservable inputs
Capitalization rates	6.80%	[2]	6.30%	[2]
Private equity investments [Member] | DCF [Member]
Significant unobservable inputs
WACC			6.80%	[1]
Growth rates			0.00%	[1]
Liquidity discounts			25.00%	[1]
Private equity investments [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
WACC			6.80%	[2]
Growth rates			0.00%	[2]
Liquidity discounts			25.00%	[2]
Private equity investments [Member] | Market multiples [Member]
Significant unobservable inputs
PE ratios			7.7	[1]
Price/Embedded values	0.4	[1]	0.4	[1]
Price/Book ratios			0.4	[1]
Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	4.5	[1]	3.7	[1]
Liquidity discounts	0.00%	[1]	0.00%	[1]
Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	11.6	[1]	11.3	[1]
Liquidity discounts	33.00%	[1]	33.00%	[1]
Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	10.0	[2]	11.0	[2]
PE ratios			7.7	[2]
Price/Embedded values	0.4	[2]	0.4	[2]
Price/Book ratios			0.4	[2]
Liquidity discounts	30.50%	[2]	25.80%	[2]
Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[1]	0.00%	[1]
Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	5.90%	[1]	6.50%	[1]
Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.50%	[2]	0.70%	[2]
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[1]	0.00%	[1]
Recovery rates	0.00%	[1]	0.10%	[1]
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	26.60%	[1]	24.20%	[1]
Recovery rates	74.00%	[1]	36.40%	[1]
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	4.70%	[2]	2.60%	[2]
Recovery rates	57.10%	[2]	28.10%	[2]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Significant unobservable inputs
Default probabilities			100.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	6.20%	[1]	0.00%	[1]
Loss severities			0.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	30.40%	[1]	25.00%	[1]
Loss severities			80.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	10.10%	[2]	8.00%	[2]
Default probabilities			100.00%	[2]
Loss severities			0.30%	[2]
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	0.30%	[1]	0.00%	[1]
Prepayment rates	3.80%	[1]	0.00%	[1]
Default probabilities	0.00%	[1]	0.30%	[1]
Loss severities	0.10%	[1]	22.00%	[1]
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	10.70%	[1]	40.00%	[1]
Prepayment rates	50.00%	[1]	8.20%	[1]
Default probabilities	2.00%	[1]	17.00%	[1]
Loss severities	87.20%	[1]	90.00%	[1]
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	3.70%	[2]	3.30%	[2]
Prepayment rates	12.80%	[2]	4.50%	[2]
Default probabilities	2.00%	[2]	14.70%	[2]
Loss severities	51.20%	[2]	64.20%	[2]
Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields			1.80%	[1]
Default probabilities			24.00%	[1]
Loss severities			80.00%	[1]
Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields			15.00%	[1]
Default probabilities			65.00%	[1]
Loss severities			100.00%	[1]
Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields			1.90%	[2]
Default probabilities			42.60%	[2]
Loss severities			88.00%	[2]
Real estate-backed securities [Member] | DCM [Member]
Significant unobservable inputs
Capitalization rates			6.80%	[1]
Real estate-backed securities [Member] | DCM [Member] | Weighted average [Member]
Significant unobservable inputs
Capitalization rates			6.80%	[2]
Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	0.00%	[1]	0.00%	[1]
Prepayment rates	0.00%	[1]	0.00%	[1]
Default probabilities	1.00%	[1]	2.00%	[1]
Loss severities	30.00%	[1]	30.00%	[1]
Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	90.90%	[1]	58.60%	[1]
Prepayment rates	20.00%	[1]	15.00%	[1]
Default probabilities	65.00%	[1]	5.00%	[1]
Loss severities	100.00%	[1]	75.00%	[1]
Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	11.10%	[2]	17.10%	[2]
Prepayment rates	18.50%	[2]	13.80%	[2]
Default probabilities	3.20%	[2]	2.10%	[2]
Loss severities	47.90%	[2]	45.60%	[2]
Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[1]	0.00%	[1]
Correlations	0.50	[1]	0.50	[1]
Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	3.50%	[1]	6.50%	[1]
Correlations	0.71	[1]	0.70	[1]
Investment trust funds and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.10%	[2]	0.60%	[2]
Correlations	0.61	[2]	0.60	[2]
Short-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	15.30%	[1]
Correlations	(0.78)	[1]
Short-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	55.50%	[1]
Correlations	0.94	[1]
Short-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	10.60%	[1]	13.50%	[1]
Correlations	(0.78)	[1]	(0.77)	[1]
Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	55.50%	[1]	118.10%	[1]
Correlations	0.99	[1]	0.99	[1]
Long-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Loans and receivables [Member] | DCF [Member]
Significant unobservable inputs
Credit spreads	0.00%	[1]	3.00%	[1]
Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.00%	[2]	3.00%	[2]
Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.10%	[1]	0.20%	[1]
Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	2.50%	[1]	2.50%	[1]
Non-trading debt securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.80%	[2]	1.70%	[2]
Other [Member] | DCF [Member]
Significant unobservable inputs
Yields			7.60%	[1],[3]
WACC	6.10%	[1],[3]
Growth rates	1.00%	[1],[3]
Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
WACC			6.80%	[1],[3]
Growth rates			0.00%	[1],[3]
Liquidity discounts	0.00%	[1],[3]	0.00%	[1],[3]
Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
WACC			6.80%	[1],[3]
Growth rates			1.00%	[1],[3]
Liquidity discounts	30.00%	[1],[3]	30.00%	[1],[3]
Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields			7.60%	[2],[3]
WACC	6.10%	[2],[3]	6.80%	[2],[3]
Growth rates	1.00%	[2],[3]	0.90%	[2],[3]
Liquidity discounts	12.70%	[2],[3]	8.00%	[2],[3]
Other [Member] | Market multiples [Member]
Significant unobservable inputs
Liquidity discounts	30.00%	[1],[3]
Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	3.6	[1],[3]	6.9	[1],[3]
PE ratios	9.6	[1],[3]	7.7	[1],[3]
Price/Book ratios	0.0	[1],[3]	0.0	[1],[3]
Liquidity discounts			25.00%	[1],[3]
Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	8.3	[1],[3]	12.5	[1],[3]
PE ratios	60.1	[1],[3]	44.4	[1],[3]
Price/Book ratios	5.3	[1],[3]	5.6	[1],[3]
Liquidity discounts			30.00%	[1],[3]
Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	4.9	[2],[3]	9.9	[2],[3]
PE ratios	24.0	[2],[3]	25.8	[2],[3]
Price/Book ratios	1.0	[2],[3]	1.7	[2],[3]
Liquidity discounts	30.00%	[2],[3]	29.80%	[2],[3]
Fair Value Inputs Level 3 [Member]
Assets:
Loans and receivables	26,000,000,000	[4]	3,000,000,000	[4]
Other assets
Non-trading debt securities	3,000,000,000		4,000,000,000
Other	56,000,000,000	[3],[5]	60,000,000,000	[3],[5]
Liabilities:
Short-term borrowings	3,000,000,000	[6]	4,000,000,000	[6]
Long-term borrowings	394,000,000,000	[6],[7],[8]	222,000,000,000	[6],[7],[8]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments	301,000,000,000		479,000,000,000
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	68,000,000,000	[5],[9]	129,000,000,000	[5],[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	42,000,000,000	[5],[9]	87,000,000,000	[5],[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	26,000,000,000	[9]	91,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	116,000,000,000	[9]	69,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[9]	6,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[9]	4,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	0	[9]	68,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	13,000,000,000	[10],[9]	12,000,000,000	[10],[9]
Fair Value Inputs Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	30,000,000,000	[9]	13,000,000,000	[9]
Fair Value Inputs Level 3 [Member] | Derivatives, net [Member] | Equity contracts [Member]
Assets:
Derivatives, net	11,000,000,000		5,000,000,000
Fair Value Inputs Level 3 [Member] | Derivatives, net [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net	(39,000,000,000)		(54,000,000,000)
Fair Value Inputs Level 3 [Member] | Derivatives, net [Member] | Credit contracts [Member]
Assets:
Derivatives, net	5,000,000,000		25,000,000,000
Fair Value Inputs Level 3 [Member] | Derivatives, net [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net	¥ 5,000,000,000		¥ (3,000,000,000)

[1]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[2]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[3]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.
[4]	Includes loans for which the fair value option is elected.
[5]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[6]	Includes structured notes for which the fair value option is elected.
[7]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[8]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[9]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[10]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.